Note 4 - Summary of Significant Accounting Policies (Details Textual) - USD ($) shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 01, 2017	Nov. 01, 2017
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ 100,000	$ 0	$ 400,000	$ 0	$ 100,000	$ 0
Marketable Securities, Realized Gain (Loss), Total	14,000		75,000		0
Marketable Securities, Unrealized Gain (Loss), Total	(12,000)		0	$ 0	0
Liability for Contingent Milestone Payment, Noncurrent	15,000,000		$ 15,000,000		$ 15,000,000	$ 15,000,000
Number of Shares of Common Stock Potentially Issuable upon the Exercise of Stock Options and Warrants			15,600	1,300	14,400	1,000
Operating Lease, Right-of-Use Asset	1,566,000		$ 1,566,000
Operating Lease, Liability, Total	1,735,000		1,735,000
Accrued Liabilities, Current, Total	5,235,000		5,235,000		6,465,000	$ 4,134,000
Other Liabilities, Noncurrent, Total	106,000		106,000		175,000	100,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset							$ 2,200,000
Operating Lease, Liability, Total							2,000,000
Accrued Liabilities, Current, Total							(72,000)
Other Liabilities, Noncurrent, Total							$ (139,000)
Deerfield Loan [Member]
Liability for Contingent Milestone Payment, Noncurrent	$ 15,000,000		$ 15,000,000		$ 15,000,000	$ 15,000,000
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member]
Liability for Contingent Milestone Payment, Noncurrent								$ 15,000,000	$ 15,000,000